Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - CAD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue		$ 249,116	$ 205,229	$ 488,405	$ 407,921
Cost of revenue		(220,566)	(185,501)	(400,048)	(373,208)
Gross profit		28,550	19,728	88,357	34,713
Consulting and marketing		359,071	345,210	702,284	840,657
Research and development		97,348	924,634	185,794	1,769,403
Depreciation and amortization		135	625	262	1,285
Share-based compensation		71,604	1,389,094	71,604	2,052,346
General and admin expenses		518,900	1,117,168	938,882	1,581,461
Professional fees		80,745	551,118	363,714	1,213,074
Total operating expense		1,127,803	4,327,849	2,262,540	7,458,226
Loss before other income (expense)		(1,099,253)	(4,308,121)	(2,174,183)	(7,423,513)
Other income (expense)
Gain from warrants revaluation			37,703,771		30,389,592
Loss from settlement agreement revaluation			(843,587)		(971,687)
Foreign exchange gain (loss)		135,125	(1,014,255)	148,489	(1,155,417)
Finance income, net		123,239	253,778	276,145	280,743
Other income (expense)		258,364	36,099,707	424,634	28,543,231
Income (loss) before tax		(840,889)	31,791,586	(1,749,549)	21,119,718
Tax expense			(7,416)		(12,967)
Income (loss) for the period		(840,889)	31,784,170	(1,749,549)	21,106,751
Other comprehensive income (loss)
Remeasurement of a defined benefit plan, net		14,924	2,551	28,941	5,171
Exchange differences on translation of foreign operations		108,049	(105,388)	342,218	(59,143)
Other comprehensive income (loss) for the period		122,973	(102,837)	371,159	(53,972)
Total comprehensive income (loss)		$ (717,916)	$ 31,681,333	$ (1,378,390)	$ 21,052,779
Income (loss) per share - basic	[1]	$ (0.81)	$ 44.52	$ (1.84)	$ 58.57
Income (loss) per share - diluted	[1]	$ (0.81)	$ 44.52	$ (1.84)	$ 58.57
Weighted average shares outstanding - basic		1,037,171	713,873	950,565	360,389
Weighted average shares outstanding - diluted		1,037,171	713,873	950,565	360,389

[1]	Adjusted to reflect one (1) for five hundreds (500) reverse stock split in April 2025 (see Note 1)